CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Net loss for the period	$ (24,880,770)	$ (15,436,410)	$ (10,025,101)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized loss on marketable securities	(142,901)	(396,546)	(256,659)
Realized (gain) loss included in net loss	0	4,039	(7,373)
Impairment of marketable securities	162,479	178,250	433,973
Other comprehensive income (loss)	19,578	(214,257)	169,941
Comprehensive loss for the period	$ (24,861,192)	$ (15,650,667)	$ (9,855,160)